Cover	6 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	On September 5, 2025, Autozi Internet Technology (Global) Ltd. (the “Company”) furnished its unaudited interim balance sheet and income statement for the six months ended March 31, 2025 on a current report on Form 6-K (the “Original Report”). This Amendment No. 1 to the Original Report (this “Amendment”) is being furnished solely to provide an updated version of the financial statements previously included in the Original Report. The updated unaudited interim financial statements and related notes are filed as Exhibit 99.1 to this Amendment and the management’s discussion and analysis of financial condition and results of operations are filed as Exhibit 99.2 to this Amendment.
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--09-30
Entity File Number	001-42255
Entity Registrant Name	Autozi Internet Technology (Global) Ltd.
Entity Central Index Key	0001959726
Entity Address, Address Line One	Building A, Room 204
Entity Address, Address Line Two	Intelligence Park No. 26 Yongtaizhuang North Road
Entity Address, Address Line Three	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN